COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Base rent	$ 3,999	$ 3,153	$ 3,462
Straight-line rent	16	25	25
Lease termination	34	27	68
Other lease income	728	662	662
Other revenue from tenants	1,152	982	946
Total commercial property revenue	5,929	4,849	$ 5,163
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	23,485	20,758
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	3,625	2,933
1-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	10,576	9,266
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 9,284	$ 8,559
Bottom of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	1 year
Top of range
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease, term	15 years